Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	$ 479,554
Balance, at end of the period	356,493	$ 479,554
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	136,878
Balance, at end of the period	96,810	136,878
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	700,960	660,358
Additions	12,916	40,602
Balance, at end of the period	713,876	700,960
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	200,319	200,319
Balance, at end of the period	200,319	200,319
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(221,406)	(76,311)
Depreciation for the year	135,977	145,095
Balance, at end of the period	(357,383)	(221,406)
Disclosure of quantitative information about right-of-use assets [line items]
Balance, at beginning of the period	(63,441)	(23,373)
Depreciation for the year	40,068	40,068
Balance, at end of the period	(103,509)	(63,441)
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	70,006
Balance, at end of the period	55,559	70,006
Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	123,058	116,578
Additions	7,712	6,480
Balance, at end of the period	130,770	123,058
Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(53,052)	(23,996)
Depreciation for the year	22,159	29,056
Balance, at end of the period	(75,211)	(53,052)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	182,216
Balance, at end of the period	131,376	182,216
Leasehold improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	237,248	234,772
Additions		2,476
Balance, at end of the period	237,248	237,248
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(55,032)	(4,192)
Depreciation for the year	50,840	50,840
Balance, at end of the period	(105,872)	(55,032)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	50,072
Balance, at end of the period	40,057	50,072
Office equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	65,716	52,917
Additions		12,799
Balance, at end of the period	65,716	65,716
Office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(15,644)	(3,816)
Depreciation for the year	10,015	11,828
Balance, at end of the period	(25,659)	(15,644)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	40,382
Balance, at end of the period	32,691	40,382
Computer equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	74,619	55,772
Additions	5,204	18,847
Balance, at end of the period	79,823	74,619
Computer equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(34,237)	(20,934)
Depreciation for the year	12,895	13,303
Balance, at end of the period	$ (47,132)	$ (34,237)